ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2023
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

5.ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

The Group has adopted all recognition, measurement and disclosure requirements of IFRS, including any new and revised standards and Interpretations of IFRS, in effect for annual periods commencing on or after 1 January 2023. The adoption of these standards and amendments did not have any material impact on the financial result or position of the Group.

At the date of authorisation of these financial statements, the following Standards and Interpretation, which have not yet been applied in these financial statements, were in issue but not yet effective:

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IFRS S1	General Requirements for Disclosure of Sustainability-related Financial Information	1 January 2024
IFRS S2	Climate-related Disclosures	1 January 2024
IAS 1 (Amendments)	Classification of Liabilities as Current and Non-current	1 January 2024
IAS 1 (Amendments)	Presentation of Non-current Liabilities with Covenants	1 January 2024
IAS 7 and IFRS 7 (Amendments)	Disclosure on Supplier Finance Arrangements	January 2024

The Group has not early adopted any of the above standards and intends to adopt them when they become effective.